Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10:- SHAREHOLDERS’ EQUITY

a.	Company’s shares:

Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate the general meetings of the shareholders of the Company, with one vote on any matter presented to the shareholders.

Treasury shares:

On August 10, 2022, the Company’s Board of Directors approved a share repurchase program to repurchase up to $75,000 of its ordinary shares, subject to Israeli court approval and in accordance with required regulation. On September 9, 2024, the Board of Directors authorized an additional share repurchase program (“September 2024 Share Repurchase Program”) under which an additional amount of up to $100,000 of the Company’s ordinary shares could be repurchased, subject to the Company’s providing the required notification to creditors in accordance with Israeli regulations (collectively, the August 2022 and September 2024 approved repurchase programs, the “Share Repurchase Program”).

As part of the September 2024 portion of the Share Repurchase Program, on November 10, 2024, the Company entered into an accelerated share repurchase agreement (the “ASR Agreement”) with Goldman Sachs International (“GSI”) to repurchase $75,000 of the Company’s ordinary shares. Pursuant to the ASR Agreement, the Company made a payment of $75,000 to GSI in November 2024 and received in 2024 initial aggregate deliveries of 1,825,901 ordinary shares (the “Initial Shares”) from GSI pursuant to the agreement. The repurchases under the ASR Agreement were accounted for as an equity transactions.

In February 2025, the Company completed the remaining repurchase transactions contemplated by the ASR Agreement, pursuant to which an additional 641,305 ordinary shares (the “Final Shares”) were delivered by GSI to the Company and repurchased by the Company. The total number of shares repurchased under the ASR Agreement was 2,467,206 at an average cost per share of $30.40, based on the volume-weighted average share price of the Company’s ordinary share during the calculation period under the ASR Agreement.

At the times at which the Initial Shares and the Final Shares were received and repurchased, the repurchases resulted in an immediate reduction of the outstanding number of shares of the Company used to calculate the weighted average number of ordinary shares for basic and diluted earnings per share.

During the years ended December 31, 2024 and 2023, pursuant to the Share Repurchase Program, the Company repurchased, an aggregate of 2,332,826 and 2,652,051 ordinary shares, respectively, which included both open market repurchases and, in the case of 2024, repurchases under the ASR Agreement, at total costs of $65,921 and $55,770, respectively.

As of December 31, 2024, $25,000 remained available under the September 2024 Share Repurchase Program for potential open market repurchases.

b.	Share option and RSU’s plans:

The Company’s Board of Directors has approved equity incentive plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of the Company, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. The terms of option grants generally provide that 25% of total options are exercisable one year after the grant or vesting start date determined for each optionee and a further 6.25% is exercisable at the end of each subsequent three-month period over the following 3 years. Options are exercisable for up to 10 years from the grant date. Options that are cancelled or forfeited before expiration become available for future grants.

Under the Company equity incentive plans, beginning in 2017, the Company grants RSUs, including PSUs. The RSUs generally vest over a period of four years of employment and PSUs vest also based on the Company’s share performance. RSUs that are cancelled or forfeited become available for future grants.

During December 2024, the Company’s board of directors approved an increase of 672,132 shares to the number of ordinary shares reserved for issuance under the Company’s equity incentive plans. As of December 31, 2024, an aggregate of 2,122,421 ordinary shares were available for future grants under those plans.

c.	A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	631,675	$49.32	5.83	$1,039
Granted	65,036	16.48	-	-
Exercised	(61,441)	11.63	-	1,069
Forfeited	(41,349)	21.24	-	-

Outstanding at end of year	593,921	$46.95	5.55	$4,516

Exercisable at end of year	421,971	$47.37	4.37	$3,206

As of December 31, 2024, the Company had $3,595 of unrecognized compensation expense related to non-vested share options expected to be recognized over a weighted average period of 1.71 years.

The weighted average fair value of options granted during the years ended December 31, 2024, 2023 and 2022 was $9.61, $12.88 and $47.06 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2024, 2023 and 2022 was $1,069, $163 and $1,086, respectively.

d.	A summary of the Company’s RSU activity is as follows:

Number of RSUs

Unvested at beginning of year	1,674,902
Granted	1,412,810
Vested	(603,213)
Forfeited	(325,776)

Unvested at the end of the year	2,158,723

The weighted average fair value at grant date of RSU’s granted for the years ended December 31, 2024, 2023 and 2022 was $20.27, $20.11 and $43.65, respectively. The total fair value of RSUs vested during the year ended December 31, 2024, was $12,232.

The weighted average fair value of RSUs vested during the years ended December 31, 2024, 2023 and 2022 was $31.10, $52.27 and $57.98, respectively.

The weighted average fair value of RSUs forfeited during the years ended December 31, 2024, 2023 and 2022 was $24.35, $33.19 and $68.19, respectively.

As of December 31, 2024 and 2023, the weighted average fair value of the unvested RSUs was $20.25 and $28.51, respectively.

As of December 31, 2024, the Company had $36,947 of unrecognized compensation expenses related to RSUs, expected to be recognized over a weighted average period of 2.48 years.

As of December 31, 2024, an aggregate of 326,001 PSUs were included in the unvested RSUs amount.

e.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022

Cost of products	$2,018	$2,356	$2,185
Cost of services	1,703	1,758	1,676
Research and development, net	5,310	5,759	5,312
Sales and marketing	6,228	6,689	7,361
General and administrative	6,497	6,027	6,115

Total share-based compensation expenses	$21,756	$22,589	$22,649

f.	On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. (the “Agreement”) under which warrants to purchase ordinary shares of the Company were issued to Amazon as a customer incentive, subject to vesting as a function of payments for purchased products and services. As of December 31, 2024, all of the warrants under that original Agreement had been exercised.

On September 14, 2020, the Company signed an amendment to the master purchase agreement (the “Amended Agreement”) with Amazon Inc. under which an additional 3,401,028 warrants to purchase ordinary shares of the Company at an exercise price of $59.26 were issued to Amazon. The warrants are subject to vesting as a function of payments for purchased products and services of up to $400, including $250 million in respect of specific existing products and services (“Old Business”) and $150 million in respect of new products (“New Business”). The warrants are exercisable over a five-year period beginning in January 2021, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of December 31, 2024, 1,943,445 warrants are exercisable under the Purchase Agreement, all related to the Old Business. As of December 31,2024, warrants in respect of the Old Business were fully vested.

The fair value of the warrants was measured on the grant date using the Monte Carlo simulation with assumptions of a risk-free rate of 0.4%, volatility rate of 52%, dividend yield of 0% and an expected term of 5.32 years.

The Company recognized a reduction to revenues of $3,273, $13,842 and $22,500 during the years ended December 31, 2024, 2023 and 2022, respectively, in respect of the warrants granted to Amazon.